Organization and Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Organization and Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Organization and Significant Accounting Policies

The primary focus of PAID, Inc. (the “Company”) is to provide brand-related services to businesses and celebrity clients in the entertainment, sports and collectible industries. PAID's brand management, brand marketing, social media marketing, product design and merchandising, website design; development and hosting, and authentication services are designed to grow each client's customer base in size, loyalty and revenue generation. We offer entertainers, celebrity athletes and business entities a comprehensive web-presence and related services by supporting and managing clients' official websites and fan-community services including e-commerce, VIP ticketing, live event fan experiences, user-generated content, and client content publishing and distribution.

General

The Company has prepared the financial statements pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC") regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements and should be read in conjunction with the Company's audited financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2010 that was filed on March 11, 2011.

In the opinion of management, the Company has prepared the accompanying financial statements on the same basis as its audited financial statements, and these financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the results of the interim periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year 2011.

Fair Value of Financial Instruments

Cash and cash equivalents, accounts receivable, accounts payable and accrued expenses - The carrying amount of these financial instruments approximates fair value because of the short-term nature of these instruments.

Management's Plan

The Company has continued to incur significant losses. For the six months ended June 30, 2011, the Company reported a net loss of $1,832,300, and for the years ended December 31, 2010, and 2009, the Company reported losses of $3,306,800, and $3,484,000, respectively. The Company has an accumulated deficit of $44,668,000 at June 30, 2011.

Management continues to refine its business model and believes that it is in a position to take advantage of growth opportunities within the music related industries. Management believes that revenues and gross profits for 2011, which are highly dependent on touring activities, will be consistent with prior years. The Company continues to develop new business which will have a positive impact on future revenues and gross profits. Management believes that with the development of new business, the recoupment of prepaid royalties and an increase in inventory turns, that there will be sufficient resources to generate positive cash flow. In addition, management continues to explore opportunities and has organized additional resources to monetize its patents.

Although there can be no assurances, the Company believes that the above management plan, will be sufficient to meet the Company's working capital requirements through the end of 2011.

Use of estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheets and reported amounts of revenue and expenses during the reporting periods. Material estimates that are particularly susceptible to significant change in the near term relate to inventories, deferred tax asset valuation, assumptions used in the determination of fair value of stock options and warrants using the Black-Scholes option-pricing model, and forfeiture rates related to unvested stock options. Although these estimates are based on management's knowledge of current events and actions, they may ultimately differ from actual results.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Inventories

Inventories consist of merchandise for sale and are stated at the lower of average cost or market determined on a first-in, first-out (FIFO) method. When a purchase contains multiple copies of the same item, they are stated at average cost.

On a periodic basis management reviews inventories on hand to ascertain if any is slow moving or obsolete. In connection with this review, at June 30, 2011 and December 31, 2010 the Company provided for reserves totaling $497,900 and $609,000, respectively.

Prepaid royalties

The Company accounts for prepaid royalties in accordance with FASB ASC 928, "Financial Reporting in the Record and Music Industry". Artist royalty advances are deferred when paid and expensed based on the completion of performances, shows or other activities. Certain stock advances contain guaranties related to the proceeds from the sale of the stock, and are accounted for at fair value on the date of issuance.

Revenue recognition

The Company generates revenue principally from sales of fan experiences, fan club membership fees, sales of its purchased inventories, and from web development services.

Fan experiences sales generally include tickets and related experiences at concerts and other events conducted by performing artists. Revenues associated with these fan experiences are generally reported gross, rather than net, following the criteria of FASB ASC 605, "Revenue," and are deferred until the related event has been concluded, at which time the revenues and related direct costs are recognized.

Fan club membership fees are recognized ratably over the term of the related membership, generally one year.

For sales of merchandise owned and warehoused by the Company, the Company is responsible for conducting the sale, billing the customer, shipping the merchandise to the customer, processing customer returns and collecting accounts receivable. The Company recognizes revenue upon verification of the credit card transaction and shipment of the merchandise, discharging all obligations of the Company with respect to the transaction.

Shipping and Handling fees and costs

All amounts billed to customers in sales transactions related to shipping and handling represent revenues earned and are reported as revenues. Costs incurred by the Company for shipping and handling totaling $190,200 and $144,400 during the six months ended June 30, 2011 and 2010, respectively, are reported as a component of selling, general and administrative expenses.

Advertising costs

Advertising costs, totaling $5,500 and $6,100 for the six months ended June 30, 2011 and 2010, respectively, are charged to expense when incurred.

Segment reporting

The Company has determined that it has only one discreet operating segment consisting of activities and services surrounding the sale of fan experiences, fan club memberships, and merchandise associated with its relationships with performing artists and publicly recognized people.

Concentrations

The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash and cash equivalents with high credit quality institutions.

For the six months ended June 30, 2011 and 2010 revenues from a limited number of clients accounted for approximately 50% and 72%, respectively, of total revenues. These revenues were generated from the sales of tour merchandise, VIP services, and online merchandise and fulfillment services.

Share Based Compensation

The Company accounts for share-based compensation in accordance with the provisions of FASB ASC 505, "Equity", and FASB ASC 718, "Compensation - Stock Compensation". Under these provisions, share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the employee's or non-employee's requisite service period (generally the vesting period of the equity grant).

The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the exercise price of the award, the expected option term, the expected volatility of the Company's stock over the option's expected term, the risk-free interest rate over the option's expected term, and the Company's expected annual dividend yield. The Company believes that the valuation technique and the approach utilized to develop the underlying assumptions are appropriate in calculating the fair values of the Company's stock options. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards.

Earnings Per Common Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock options and warrants. The number of common shares that would be included in the calculation of outstanding options and warrants is determined using the treasury stock method. The assumed conversion of outstanding dilutive stock options and warrants would increase the shares outstanding but would not require an adjustment of income as a result of the conversion. Stock options and warrants applicable to 17,583,284 and 24,877,625 shares at June 30, 2011 and 2010, respectively, have been excluded from the computation of diluted earnings per share because they were anti-dilutive. Diluted earnings per share have not been presented for periods during which the Company reports net losses.